Available-For-Sale And Held-To-Maturity Securities (Schedule Of Amortized Cost And Fair Values Of Debt Securities By Contractual Maturity) (Details) - USD ($) $ in Thousands		Dec. 31, 2016	Dec. 31, 2015
Schedule Of Debt Securities At Amortized Cost And Fair Value Basis [Line Items]
Available-for-sale Securities, debt maturities, Amortized Cost		$ 3,190,090
Available-for-sale Securities, debt maturities, within one year, Fair Value	[1]	23,961
Available-for-sale Securities, debt maturities, after five through ten years, fair value	[1]	895,833
Availably-for-sale Securities, debt maturities, after ten years, Fair Value	[1]	1,583,240
Available-for-sale Securities, debt maturities, Fair Value	[1]	3,181,313
Held-to-maturity Securities, debt maturities, after five through ten years, Amortized Cost		312,069
Held-to-maturity Securities, debt maturities, after ten years, Amortized Cost		2,626,677
Held-to-maturity Securities, Amortized cost	[2]	3,038,405	$ 1,855,399
Held-to-maturity Securities, debt maturities, Fair Value	[2]	3,040,554	$ 1,874,998
Excluding Mortgage Backed Securities [Member]
Schedule Of Debt Securities At Amortized Cost And Fair Value Basis [Line Items]
Available-for-sale Securities, debt maturities, within one year, Amortized Cost		23,947
Available-for-sale Securities, debt maturities, after one year through three years, Amortized Cost		271,872
Available-for-sale Securities, debt maturities, after three year through five years, Amortized Cost		409,576
Available-for-sale Securities, debt maturities, after five through ten years, Amortized Cost		840,487
Availably-for-sale Securities, debt maturities, after ten years, Amortized Cost		1,224,021
Available-for-sale Securities, debt maturities, within one year, Fair Value		23,952
Available-for-sale Securities, debt maturities, after one year through three years, Fair Value		272,292
Available-for-sale Securities, debt maturities, after three year through five years, Fair Value		405,986
Available-for-sale Securities, debt maturities, after five through ten years, fair value		840,590
Availably-for-sale Securities, debt maturities, after ten years, Fair Value		1,225,096
Held-to-maturity Securities, debt maturities, after one year through three years, Amortized Cost		40,078
Held-to-maturity Securities, debt maturities, after five through ten years, Amortized Cost		141,576
Held-to-maturity Securities, debt maturities, after ten years, Amortized Cost		1,228,724
Held-to-maturity Securities, debt maturities, after one year through three years, Fair Value		40,108
Held-to-maturity Securities, debt maturities, after five through ten years, Fair Value		141,973
Held-to-maturity Securities, debt maturities, after ten years, Fair Value		1,231,173
Mortgage Backed Securities [Member]
Schedule Of Debt Securities At Amortized Cost And Fair Value Basis [Line Items]
Available-for-sale Securities, debt maturities, within one year, Amortized Cost		9
Available-for-sale Securities, debt maturities, after five through ten years, Amortized Cost		58,967
Availably-for-sale Securities, debt maturities, after ten years, Amortized Cost		361,211
Available-for-sale Securities, debt maturities, within one year, Fair Value		9
Available-for-sale Securities, debt maturities, after five through ten years, fair value		55,245
Availably-for-sale Securities, debt maturities, after ten years, Fair Value		358,143
Held-to-maturity Securities, debt maturities, after three year through five years, Amortized Cost		59,581
Held-to-maturity Securities, debt maturities, after five through ten years, Amortized Cost		170,493
Held-to-maturity Securities, debt maturities, after ten years, Amortized Cost		1,397,953
Held-to-maturity Securities, debt maturities, after three year through five years, Fair Value		61,367
Held-to-maturity Securities, debt maturities, after five through ten years, Fair Value		169,498
Held-to-maturity Securities, debt maturities, after ten years, Fair Value		$ 1,396,435

[1]	Due to the immaterial amount of income recognized on tax-exempt securities, yields were not calculated on a tax-equivalent basis.
[2]	Held-to-maturity securities are carried in the consolidated statements of financial condition at amortized cost, and the changes in the value of these securities, other than impairment charges, are not reported on the consolidated financial statements.